Benefit Plans 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 73.6	$ 70.5	$ 66.6
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plan Surcharge	10.00%	5.00%
Multiemployer Plans Withdrawal Obligation	$ 31.0	$ 40.0
Noncurrent Regulatory Assets	5,140.3	4,263.7
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Assets	14.0	25.0
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.2	$ 7.3	7.4
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plan Surcharge	10.00%	5.00%
Noncurrent Regulatory Assets	$ 1,154.2	$ 857.9
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 10.6	10.5	10.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 804.3	536.2
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.4	5.2	6.5
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 1,113.0	1,318.9
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 4.2	4.0	3.8
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 214.8	154.3
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.7	5.3	5.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 415.8	393.6
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,832.7	5,058.0
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	4,992.9	5,224.9	4,841.7
Accumulated Benefit Obligation	4,832.7	5,058.0
Fair Value of Plan Assets	4,767.6	4,967.5	4,711.2
Underfunded Status, Accumulated Benefit Obligation	(65.1)	(90.5)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	95.6
Components of Net Periodic Benefit Cost
Service Cost	93.5	71.9	69.2
Interest Cost	205.3	221.0	202.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8
Amortization of Net Actuarial Loss	107.1	124.0	183.1
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1
Capitalized Portion	(48.4)	(52.2)	(56.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	84.9	105.6	123.7
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	82.9
Prior Service Cost (Credit)	2.2
Total Estimated 2016 Amortization	85.1
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	85.1
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	324.0
2017	335.5
2018	339.3
2019	348.7
2020	355.9
Years 2021 to 2025, in Total	1,844.3
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	641.9	689.1
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	653.4	702.8	663.2
Accumulated Benefit Obligation	641.9	689.1
Fair Value of Plan Assets	603.2	642.3	628.0
Underfunded Status, Accumulated Benefit Obligation	(38.7)	(46.8)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	10.7
Components of Net Periodic Benefit Cost
Service Cost	8.7	7.0	6.2
Interest Cost	26.7	29.6	27.7
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2
Amortization of Net Actuarial Loss	13.9	16.6	25.0
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0
Capitalized Portion	(5.5)	(6.8)	(7.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	9.0	12.7	14.5
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	10.7
Prior Service Cost (Credit)	0.2
Total Estimated 2016 Amortization	10.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	10.9
Pension Plans [Member] | Appalachian Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	42.8
2017	43.2
2018	44.2
2019	44.6
2020	45.0
Years 2021 to 2025, in Total	232.3
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	571.7	598.7
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	591.5	617.9	574.7
Accumulated Benefit Obligation	571.7	598.7
Fair Value of Plan Assets	570.0	591.7	559.1
Underfunded Status, Accumulated Benefit Obligation	(1.7)	(7.0)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	13.1
Components of Net Periodic Benefit Cost
Service Cost	12.9	10.0	8.7
Interest Cost	24.5	26.3	24.1
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2
Amortization of Net Actuarial Loss	12.6	14.6	21.7
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9
Capitalized Portion	(4.0)	(4.6)	(4.6)
Net Periodic Benefit Cost (Credit) Recognized in Expense	13.6	15.5	17.3
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	9.7
Prior Service Cost (Credit)	0.2
Total Estimated 2016 Amortization	9.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	9.9
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	33.9
2017	35.6
2018	36.0
2019	38.6
2020	39.3
Years 2021 to 2025, in Total	213.1
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	484.2	512.5
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	497.5	526.3	523.6
Accumulated Benefit Obligation	484.2	512.5
Fair Value of Plan Assets	472.1	498.5	501.6
Underfunded Status, Accumulated Benefit Obligation	(12.1)	(14.0)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	7.5
Components of Net Periodic Benefit Cost
Service Cost	6.7	5.2	5.3
Interest Cost	20.3	22.1	21.9
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2
Amortization of Net Actuarial Loss	10.5	12.4	19.8
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3
Capitalized Portion	(4.8)	(5.5)	(6.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	5.4	7.9	11.1
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	8.2
Prior Service Cost (Credit)	0.1
Total Estimated 2016 Amortization	8.3
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	8.3
Pension Plans [Member] | Ohio Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	36.4
2017	36.0
2018	35.8
2019	36.1
2020	36.2
Years 2021 to 2025, in Total	174.3
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	254.4	272.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	265.4	285.4	260.7
Accumulated Benefit Obligation	254.4	272.8
Fair Value of Plan Assets	262.1	275.5	264.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	5.7
Components of Net Periodic Benefit Cost
Service Cost	6.4	5.2	5.6
Interest Cost	10.9	12.1	11.0
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3
Amortization of Net Actuarial Loss	5.7	6.7	9.8
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0
Capitalized Portion	(2.8)	(3.3)	(3.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	5.3	6.4	7.6
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.4
Prior Service Cost (Credit)	0.2
Total Estimated 2016 Amortization	4.6
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	4.6
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	19.3
2017	20.2
2018	20.1
2019	20.9
2020	21.3
Years 2021 to 2025, in Total	109.1
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	269.3	283.0
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	282.8	298.2	270.6
Accumulated Benefit Obligation	269.3	283.0
Fair Value of Plan Assets	280.6	290.2	279.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	6.9
Components of Net Periodic Benefit Cost
Service Cost	8.3	6.6	7.0
Interest Cost	11.8	12.7	11.5
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3
Amortization of Net Actuarial Loss	6.0	7.1	10.2
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5
Capitalized Portion	(3.2)	(3.4)	(3.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	7.2	7.9	9.0
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	4.7
Prior Service Cost (Credit)	0.3
Total Estimated 2016 Amortization	5.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	5.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	18.6
2017	20.2
2018	21.1
2019	21.8
2020	22.4
Years 2021 to 2025, in Total	120.2
Other Postretirement Benefit Plans [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,450.6	1,439.0	1,455.5
Fair Value of Plan Assets	1,577.4	1,693.9	1,698.7
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	6.0
Components of Net Periodic Benefit Cost
Service Cost	12.2	14.2	22.9
Interest Cost	56.8	67.2	70.8
Expected Return on Plan Assets	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	(92.3)	(76.8)	(17.2)
Capitalized Portion	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	(58.8)	(51.5)	(11.8)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	29.8
Prior Service Cost (Credit)	(69.0)
Total Estimated 2016 Amortization	(39.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(39.2)
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	134.1
2017	136.7
2018	139.1
2019	140.3
2020	143.6
Years 2021 to 2025, in Total	749.7
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2016	0.3
2017	0.3
2018	0.3
2019	0.3
2020	0.3
Years 2021 to 2025, in Total	1.8
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	262.2	267.1	279.9
Fair Value of Plan Assets	256.7	280.6	284.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	2.6
Components of Net Periodic Benefit Cost
Service Cost	1.1	1.4	2.6
Interest Cost	10.3	12.8	13.5
Expected Return on Plan Assets	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	(13.1)	(9.8)	0.1
Capitalized Portion	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(8.1)	(6.4)	0.0
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	5.2
Prior Service Cost (Credit)	(10.1)
Total Estimated 2016 Amortization	(4.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(4.9)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	25.3
2017	25.4
2018	25.6
2019	25.3
2020	25.6
Years 2021 to 2025, in Total	127.9
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2016	0.2
2017	0.2
2018	0.2
2019	0.2
2020	0.2
Years 2021 to 2025, in Total	1.1
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	166.3	161.7	166.5
Fair Value of Plan Assets	189.0	202.4	206.2
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	0.0
Components of Net Periodic Benefit Cost
Service Cost	1.6	1.9	3.2
Interest Cost	6.4	7.6	8.2
Expected Return on Plan Assets	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	(12.6)	(10.9)	(3.7)
Capitalized Portion	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	(9.7)	(8.4)	(2.9)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	3.5
Prior Service Cost (Credit)	(9.4)
Total Estimated 2016 Amortization	(5.9)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(5.9)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	15.9
2017	16.2
2018	16.6
2019	16.8
2020	17.2
Years 2021 to 2025, in Total	90.4
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	0.0
Years 2021 to 2025, in Total	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	168.6	164.7	171.2
Fair Value of Plan Assets	191.6	206.2	212.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	1.0	2.9
Interest Cost	6.4	7.6	9.5
Expected Return on Plan Assets	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	(11.0)	(9.4)	0.6
Capitalized Portion	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(5.8)	(5.6)	0.4
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	3.6
Prior Service Cost (Credit)	(6.9)
Total Estimated 2016 Amortization	(3.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(3.3)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	16.9
2017	17.1
2018	17.3
2019	17.3
2020	17.5
Years 2021 to 2025, in Total	87.6
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	0.0
Years 2021 to 2025, in Total	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	77.7	76.7	77.8
Fair Value of Plan Assets	88.3	96.0	96.3
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.7	0.8	1.4
Interest Cost	3.0	3.6	3.8
Expected Return on Plan Assets	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	(5.9)	(5.1)	(1.7)
Capitalized Portion	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	(3.9)	(3.4)	(1.2)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	1.7
Prior Service Cost (Credit)	(4.3)
Total Estimated 2016 Amortization	(2.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(2.6)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	7.4
2017	7.6
2018	7.7
2019	7.9
2020	8.1
Years 2021 to 2025, in Total	42.7
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	0.0
Years 2021 to 2025, in Total	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	86.1	85.0	87.0
Fair Value of Plan Assets	97.8	106.4	107.7
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2016	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.8	1.0	1.7
Interest Cost	3.4	4.0	4.3
Expected Return on Plan Assets	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	(6.8)	(6.0)	(2.1)
Capitalized Portion	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	(4.7)	(4.2)	$ (1.5)
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Net Actuarial Loss	1.8
Prior Service Cost (Credit)	(5.1)
Total Estimated 2016 Amortization	(3.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(3.3)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2016	7.9
2017	8.1
2018	8.3
2019	8.4
2020	8.7
Years 2021 to 2025, in Total	47.6
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2016	0.0
2017	0.0
2018	0.0
2019	0.0
2020	0.0
Years 2021 to 2025, in Total	0.0
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,757.1	4,982.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,757.1	4,982.0
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	641.4	688.6
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	641.4	688.6
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	571.3	598.2
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	571.3	598.2
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	484.1	512.4
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	484.1	512.4
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	252.0	270.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	252.0	270.0
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	267.7	281.2
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	267.7	281.2
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	75.6	76.0
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	75.6	76.0
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.5	0.5
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.5	0.5
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.4	0.5
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.4	0.5
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.1	0.1
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.1	0.1
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2.4	2.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2.6	2.8
Accumulated Benefit Obligation	2.4	2.8
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(2.4)	(2.8)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.6	1.8
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1.7	1.8
Accumulated Benefit Obligation	1.6	1.8
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(1.6)	$ (1.8)
Regulatory Assets [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	73.8
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	73.8
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	10.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	10.9
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	9.3
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	9.3
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	8.3
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	8.3
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	4.6
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	4.6
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	5.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	5.0
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(28.5)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(28.5)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(2.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(2.6)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(5.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(5.3)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(3.3)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(3.3)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(2.6)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(2.6)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(2.1)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(2.1)
Deferred Income Taxes [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	3.9
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	3.9
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.2
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.2
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(3.7)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(3.7)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(0.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(0.8)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(0.2)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(0.2)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(0.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(0.4)
Net of Tax AOCI [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	7.4
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	7.4
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.4
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.4
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(7.0)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(7.0)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(1.5)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(1.5)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(0.4)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	(0.4)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	0.0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs
Total Estimated 2016 Amortization	(0.8)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2016	$ (0.8)